INCOME TAX (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant balances for income tax losses carried forward
Operating losses	$ 822,406,000	$ 791,282,000
Tax losses	203,313,000	196,883,000
Valuation allowance
Sale of investment in Svyazinvest	66,596,000	66,887,000
Operating loss in Luxemburg (MGTS Finance S.A)	94,692,000	94,032,000
Other	1,787,000	5,075,000
Valuation allowances	163,075,000	165,994,000
Undistributed earning and uncertain tax positions
Deferred income tax liabilities for income taxes on future dividend distributions from foreign subsidiaries - MTS Ukraine and K-Telecom	52,500,000	63,800,000
Cumulative undistributed earnings of foreign subsidiaries (MTS Ukraine and K-Telecom)	1,088,200,000	1,309,400,000
Undistributed earnings of Uzdunrobita	647,800,000	594,600,000
Unrecognized deferred tax liability	117,000,000	106,400,000
Accruals for uncertain tax positions	16,300,000	14,000,000	10,600,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance, beginning of the year	13,993,000	10,607,000	12,360,000
Additions based on tax position related to the current year	9,149,000	14,590,000	2,094,000
Additions based on tax positions related to prior years	2,647,000	1,504,000
Additions based on tax of acquired entities	5,129,000	7,587,000	1,521,000
Reduction in tax positions related to prior years	(5,213,000)	(2,141,000)	(1,778,000)
Settlements with tax authorities	(8,323,000)	(18,109,000)	(3,305,000)
Currency translation adjustment	(1,044,000)	(45,000)	(285,000)
Balance, end of the year	16,338,000	13,993,000	10,607,000
Penalties and interest related to unrecognized tax benefits
Accrued penalties and interest related to unrecognized tax benefits recognized in earnings	100,000	3,300,000	(600,000)
Accrued interest and penalties	6,100,000	3,300,000
Luxembourg (MGTS Finance S.A.)
Significant balances for income tax losses carried forward
Operating losses	431,461,000	429,186,000
Tax losses	125,124,000	124,464,000
Russia (Comstar-UTS, RTC and other)
Significant balances for income tax losses carried forward
Operating losses	390,945,000	362,096,000
Tax losses	$ 78,189,000	$ 72,419,000